Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of intangible assets [Abstract]
Copyrights of online education academy courses	$ 32,198,770	$ 14,453,243
Less: Accumulated amortization	(6,631,812)	(2,180,917)
Carrying amount	$ 25,566,958	$ 12,272,326